ASSET PURCHASE (Details Textual) (USD $)	9 Months Ended
Sep. 30, 2012
Cash Acquired from Acquisition	$ 400,000
Stock Issued During Period, Shares, Acquisitions	862,500
Share Price	$ 5.00
Warrants Issued During Period Acquisitions	325,000
Warrants Exercise Price	$ 5.00
Warrant Terms	5 years
Warrant Price	$ 2.3457